Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 90.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	157,428	$1,665,588
PGIM Global Real Estate Fund (Class R6)	36,567	707,937
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	11,470	115,619
PGIM QMA Commodity Strategies Fund (Class R6)	81,619	603,166
PGIM QMA International Developed Markets Index Fund (Class R6)	68,812	702,573
PGIM QMA Large-Cap Core Equity Fund (Class R6)	100,271	1,407,801
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	26,100	229,421
PGIM QMA US Broad Market Index Fund (Class R6)	62,637	822,425
PGIM TIPS Fund (Class R6)	253,127	2,602,148
PGIM Total Return Bond Fund (Class R6)	133,714	1,906,761

Total Long-Term Investments (cost $10,453,107)		10,763,439

Short-Term Investment 9.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,084,087)	1,084,087	1,084,087

TOTAL INVESTMENTS 100.0% (cost $11,537,194)(w)		11,847,526
Liabilities in excess of other assets (0.0)%		(4,686)

Net Assets 100.0%		$11,842,840

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds